SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	3 Months Ended
Sep. 30, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

15.   SHAREHOLDERS AND OTHER RELAED PARTIES BALANCES AND TRANSACTIONS

During the period ended September 30, 2023, and 2022, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Value of transactions for the period ended
Party	Transaction type	09/30/2023	09/30/2022
Joint ventures and associates	Sales and services	6,801,117	17,083,027
Joint ventures and associates	Purchases of goods and services	(20,691,171)	(25,314,814)
Key management personnel	Salaries, social security benefits and other benefits	(6,702,803)	(648,494)
Shareholders and other related parties	Sales of goods and services	1,590,568	261,418
Shareholders and other related parties	Purchases of goods and services	(196,051)	(239,772)
Shareholders and other related parties	In-kind contributions	—	550,183
Shareholders and other related parties	Net loans granted/(cancelled)	—	(1,609)
Shareholders and other related parties	Interest expenses	(23,000)	—
Parent company and related parties to Parent (Note 6.6)	Interest expenses	(97,063)	(149,734)
Total		(19,318,403)	(8,459,795)

		Amounts receivable from related parties
Party	Transaction type	09/30/2023	06/30/2023
Shareholders and other related parties	Other receivables	1,368,373	—
Shareholders and other related parties	Other receivables	2,919,431	3,792,429
Joint ventures and associates	Trade debtors	781,451	865,627
Joint ventures and associates	Other receivables	6,699,863	6,334,219
Total		11,769,118	10,992,275

		Amounts payable to related parties
Party	Transaction type	09/30/2023	06/30/2022
Parent company and related parties to Parent	Trade creditors	(270,645)	(644,191)
Parent company and related parties to Parent	Net loans payables	(3,565,754)	(3,491,691)
Key management personnel	Salaries, social security benefits and other benefits	(333,616)	(218,068)
Shareholders and other related parties	Trade and other payables	(27,708)	(35,292)
Joint ventures and associates	Trade creditors	(47,282,380)	(41,402,594)
Total		(51,480,103)	(45,791,836)